Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 259,102	$ 321,406
Balance at end of period	22,208,594	259,102	$ 321,406
Intangible assets	$ 22,208,594	259,102	321,406
Impairment loss recognized		$ 0	0	$ 0
Estimated useful life, operator's license	10 years	10 years
Cost:
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 389,456	$ 422,826	437,911
Movement in exchange rates	(22,889)	(33,370)	(15,085)
Balance at end of period	24,681,670	389,456	422,826	437,911
Intangible assets	24,681,670	389,456	422,826	437,911
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	(130,354)	(101,420)	(63,202)
Amortization	2,472,372	38,766	41,337
Movement in exchange rates	10,618	(9,832)	(3,119)
Balance at end of period	(2,473,076)	(130,354)	(101,420)	(63,202)
Intangible assets	(2,473,076)	(130,354)	(101,420)	$ (63,202)
Cannabis operator's license
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	242,086	304,260
Balance at end of period	210,402	242,086	304,260
Intangible assets	$ 210,402	$ 242,086	304,260
Estimated useful life, operator's license	9 years	6 years 6 months
Cannabis distribution license
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 17,016	$ 17,146
Balance at end of period	15,264	17,016	17,146
Intangible assets	$ 15,264	$ 17,016	$ 17,146